Trade and other payables - Summary of Trade and Other Payables, Amounts Falling Due within One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other current payables [abstract]
Trade payables	£ 10,524.3	£ 9,893.0
Deferred income	1,253.6	1,212.1
Payments due to vendors (earnout agreements)	148.2	180.7
Liabilities in respect of put option agreements with vendors	36.8	38.6
Fair value of derivatives	2.6	3.5
Other creditors and accruals	3,072.9	2,913.2
Total	£ 15,038.4	£ 14,241.1	[1]

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.